Stock Compensation	12 Months Ended
Dec. 31, 2019
Stock Compensation
Stock Compensation

(14)    Stock Compensation

The Company has one equity compensation plan for its employees pursuant to which options were granted.

The following table summarizes the Company's stock option activity:

				Weighted average			Weighted average			Aggregate
	Number of shares			exercise price			Contractual Term			Intrinsic Value
	December 31,			December 31,			(in years)			($000)
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Outstanding, beginning of year	—	21,745	50,021	$—	$13.65	$17.88
Granted	—	—	—	—	—	—
Exercised	—	(21,745)	—	—	13.65	—
Forfeited or expired	—	—	(28,276)	—	—	20.38
Outstanding, end of year	—	—	21,745	$—	$—	$13.65	0.00	0.00	0.73	$0	$0	$125,052
Exercisable, end of year	—	—	21,745	$—	$—	$13.65	0.00	0.00	0.73	$0	$0	$125,052

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2019.

Total stock-based compensation expense for the years ended December 31, 2019, 2018, and 2017 was zero,  zero, and $3,000, respectively. There is no remaining unrecognized compensation expense related to non-vested stock awards. The Plan expired on February 28, 2010, except as to outstanding options under the Plan, and no further options may be granted pursuant to the Plan. During the third quarter of 2018, the remaining 21,745 options to purchase common shares were exercised at a weighted average price of $13.65 per share.